Ordinary Shares	9 Months Ended
Dec. 31, 2023
Equity [Abstract]
Ordinary Shares
16.
Ordinary Shares

As of December 31, 2023, the Company was authorized to issue 220,000,000 Ordinary Shares, $0.0001 par value.

As a result of the Business Combination, all of Vahanna’s Class A common stock and Class B common stock was converted into 10,044,309 Ordinary Shares of the Company on a one-for-one basis and issued and outstanding shares of Roadzen (DE)‘s common stock were converted into 58,396,520 Ordinary Shares of the Company at the conversion ratio.

The holders of Ordinary Shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. In the event of liquidation, the holders of Ordinary Shares are eligible to receive an equal share in the distribution of the surplus assets of the Company based on their percent of ownership.

As of December 31, 2023 and March 31, 2023, 68,440,829 and 16,501,984 Ordinary Shares were issued and outstanding, respectively.

The following table summarizes the Company’s Ordinary Shares reserved for future issuance on an as-converted basis:

	As of December 31, 2023	As of March 31, 2023
Conversion of outstanding redeemable convertible instruments	40,317	25,743,890
Remaining shares available for future issuance under the Company’s equity incentive plan	9,903,480	—
Warrants	20,762,635	—